Significant Accounting Policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Technologies
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years